Offerings	Mar. 25, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds
Fee Rate	0.01381%
Offering Note	This registration statement registers an unspecified principal amount or number of first mortgage bonds, senior debt securities and shares of preferred stock, as applicable, as may from time to time be offered at unspecified prices. The proposed maximum offering prices per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. Pursuant to Form S-3 Instruction 2.A.iii.c. of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure, the registrant elects to pay all of the registration fee on a deferred basis in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, at the fee rate in effect at that time.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01381%
Offering Note	This registration statement registers an unspecified principal amount or number of first mortgage bonds, senior debt securities and shares of preferred stock, as applicable, as may from time to time be offered at unspecified prices. The proposed maximum offering prices per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. Pursuant to Form S-3 Instruction 2.A.iii.c. of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure, the registrant elects to pay all of the registration fee on a deferred basis in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, at the fee rate in effect at that time.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, without par value
Fee Rate	0.01381%
Offering Note	This registration statement registers an unspecified principal amount or number of first mortgage bonds, senior debt securities and shares of preferred stock, as applicable, as may from time to time be offered at unspecified prices. The proposed maximum offering prices per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. Pursuant to Form S-3 Instruction 2.A.iii.c. of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure, the registrant elects to pay all of the registration fee on a deferred basis in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, at the fee rate in effect at that time.